Annual Total Returns - Fidelity® Blue Chip Growth Fund [BarChart] - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Retail Class
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	17.77%
Annual Return 2013	39.84%
Annual Return 2014	14.60%
Annual Return 2015	6.28%
Annual Return 2016	1.59%
Annual Return 2017	36.06%
Annual Return 2018	1.07%
Annual Return 2019	33.44%
Annual Return 2020	62.23%
Annual Return 2021	22.71%